Document and Entity Information	Jan. 16, 2026
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 16, 2026
Entity File Number	001-40814
Entity Registrant Name	Modiv Industrial, Inc.
Entity Central Index Key	0001645873
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	47-4156046
Entity Address, Address Line One	1500 North Grant Street #5609
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80203
City Area Code	888
Local Phone Number	686-6348
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Class C [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class C Common Stock, $0.001 par value per share
Trading Symbol	MDV
Security Exchange Name	NYSE
7.375% Series A Cumulative Redeemable Perpetual Preferred Stock, $0.001 par value per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	7.375% Series A Cumulative Redeemable Perpetual Preferred Stock, $0.001 par value per share
Trading Symbol	MDV.PA
Security Exchange Name	NYSE